Contingent liabilities and commitments - Details of contingent liabilities and commitments (Details) ₩ in Millions		Dec. 31, 2025 KRW (₩) Cases	Dec. 31, 2024 KRW (₩) Cases
Disclosure of contingent liabilities [line items]
Total of guarantees	[1]	₩ 16,070,098	₩ 16,611,262
Loan commitments		134,286,067	133,863,588
Other commitments	[2]	10,205,741	6,564,353
Provisions for litigations		₩ 70,682	₩ 23,233
Number Of Cases As Defendant | Cases		1,032	871
Unsecured bank loans received		₩ 4,399,729	₩ 1,992,030
financial guarantees		5,032,808	4,156,790
litigation value		926,888	862,669
Maximum borrowing unused amount		192,027
Guarantee for loans
Disclosure of contingent liabilities [line items]
Total of guarantees		69,961	60,571
Acceptances
Disclosure of contingent liabilities [line items]
Total of guarantees		495,942	617,599
Guarantees in acceptances of imported goods
Disclosure of contingent liabilities [line items]
Total of guarantees		66,879	75,265
Other confirmed guarantees
Disclosure of contingent liabilities [line items]
Total of guarantees		10,831,684	10,337,850
Confirmed guarantees
Disclosure of contingent liabilities [line items]
Total of guarantees		11,464,466	11,091,285
Local letters of credit
Disclosure of contingent liabilities [line items]
Total of guarantees		161,120	167,580
Letters of credit
Disclosure of contingent liabilities [line items]
Total of guarantees		2,615,813	3,213,170
Other unconfirmed guarantees
Disclosure of contingent liabilities [line items]
Total of guarantees		1,331,305	1,558,187
Unconfirmed guarantees
Disclosure of contingent liabilities [line items]
Total of guarantees		4,108,238	4,938,937
Commercial paper purchase commitments and others
Disclosure of contingent liabilities [line items]
Total of guarantees		₩ 497,394	₩ 581,040

[1]	Includes financial guarantees of 4,156,790 million Won and 0 million Won as of December 31, 2024 and December 31, 2025, respectively.
[2]	As of December 31, 2024 and 2025, the amount of unsecured bills (purchase bills sales) and discounts on electronic short-term bond sales (purchase) are 1,992,030 million Won and 0 million Won, respectively.